Hedge accounting (Detail 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Hedge Reserves [Line Items]
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting continues to be applied	$ 2,560	$ 1,596
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting is no longer applied	296	(43)
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	2,856	1,553
UBS AG
Cash Flow Hedge Reserves [Line Items]
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting continues to be applied	2,560	1,596
Cash flow hedge reserve amounts related to hedge relationships for which hedge accounting is no longer applied	296	(43)
Total Other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	$ 2,856	$ 1,554